iShares
®
Focused Value Factor ETF
Schedule of Investments
(unaudited)
June 30, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Automobile Components  —  2 .5%
BorgWarner, Inc. ......................... 21,594 $ 722,967
a
Banks  —  15 .7%
Bank OZK ............................. 16,119 758,560
Columbia Banking System, Inc. ............... 30,563 714,563
First Horizon Corp. ........................ 35,943 761,992
Huntington Bancshares, Inc. ................. 45,717 766,217
Popular, Inc. ............................ 6,902 760,669
Synovus Financial Corp. .................... 14,939 773,093
4,535,094
a
Capital Markets  —  5 .4%
Affiliated Managers Group, Inc. ............... 4,060 798,886
XP, Inc. , Class A ......................... 36,909 745,562
1,544,448
a
Chemicals  —  2 .5%
FMC Corp. ............................. 17,617 735,510
a
Consumer Finance  —  2 .8%
Capital One Financial Corp. .................. 3,778 803,807
a
Containers & Packaging  —  2 .4%
Sonoco Products Co. ...................... 15,691 683,500
a
Diversified REITs  —  2 .5%
WP Carey, Inc. .......................... 11,386 710,259
a
Diversified Telecommunication Services  —  5 .0%
AT&T, Inc. .............................. 25,703 743,845
Verizon Communications, Inc. ................ 16,255 703,354
1,447,199
a
Electric Utilities  —  4 .8%
Edison International ....................... 12,840 662,544
Exelon Corp. ............................ 16,307 708,050
1,370,594
a
Financial Services  —  5 .3%
MGIC Investment Corp. .................... 27,015 752,098
Voya Financial, Inc. ....................... 10,742 762,682
1,514,780
a
Food Products  —  2 .5%
Tyson Foods, Inc. , Class A .................. 12,724 711,780
a
Gas Utilities  —  4 .9%
MDU Resources Group, Inc. ................. 41,568 692,938
UGI Corp. .............................. 19,816 721,699
1,414,637
a
Health Care Providers & Services  —  7 .6%
CVS Health Corp. ........................ 11,157 769,610
Tenet Healthcare Corp.
(a)
.................... 4,234 745,184
Security Shares Value
a
Health Care Providers & Services (continued)
Universal Health Services, Inc. , Class B ......... 3,754 $ 680,037
2,194,831
a
Hotel & Resort REITs  —  2 .5%
Host Hotels & Resorts, Inc. .................. 46,130 708,557
a
Independent Power and Renewable Electricity Producers  —  2 .6%
Clearway Energy, Inc. , Class A ................ 24,768 749,480
a
Insurance  —  12 .6%
Axis Capital Holdings Ltd. ................... 6,884 714,697
First American Financial Corp. ................ 12,803 785,976
Hartford Insurance Group, Inc. (The) ............ 5,503 698,165
Old Republic International Corp. ............... 18,904 726,670
White Mountains Insurance Group Ltd.
(b)
......... 400 718,288
3,643,796
a
Office REITs  —  2 .6%
Cousins Properties, Inc. .................... 25,456 764,444
a
Passenger Airlines  —  2 .5%
Delta Air Lines, Inc. ....................... 14,767 726,241
a
Pharmaceuticals  —  7 .7%
Perrigo Co. PLC ......................... 26,692 713,210
Pfizer, Inc. ............................. 30,420 737,381
Royalty Pharma PLC , Class A ................ 21,732 783,004
2,233,595
a
Specialized REITs  —  5 .1%
EPR Properties .......................... 12,831 747,534
VICI Properties, Inc. ....................... 22,534 734,608
1,482,142
Total Long-Term Investments — 99.5%
(Cost: $ 27,500,786 ) ................................. 28,697,661
a
Short-Term Securities
Money Market Funds  —  1 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.47%
(c) (d) (e)
...................... 363,804 363,950
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.30%
(c) (d)
............................ 31,274 31,274
a
Total Short-Term Securities — 1.4%
(Cost: $ 395,224 ) ................................... 395,224
Total Investments — 100.9%
(Cost: $ 27,896,010 ) ................................. 29,092,885
Liabilities in Excess of Other Assets — ( 0 .9 ) % ............... (271,909)
Net Assets — 100.0% ................................. $ 28,820,976
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Focused Value Factor ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/25
  Shares Held
at 06/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ —  $ 363,950
(a)
$ —  $ —  $ —  $ 363,950  363,804  $ 25
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 46,732  —  (15,458)
(a)
—  —  31,274  31,274  762  —
$ —  $ —
$ 395,224
$ 787  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index ............................................................ 11 09/19/25 $ 121 $ 2,525

iShares
®
Focused Value Factor ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2025
3
Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 28,697,661  $ —  $ —  $ 28,697,661
Short-Term Securities
Money Market Funds ...................................... 395,224  —  —  395,224
$ 29,092,885  $ —  $ —  $ 29,092,885
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 2,525  $ —  $ —  $ 2,525
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)